CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 3,149		$ 905			$ 4,020
Accounts receivable, net	9,088		15,143			27,810
Income tax receivable			140			136
Other current assets	960		340			151
Due from MSAs	4,706		5,006			5,886
Total current assets	17,903		21,394			38,003
Equity method investments	278		310			525	$ 608
Fixed assets	57		76			85
Operating lease right of use asset, net	561		672			956
Finance lease right of use asset, net	230		382			743
Intangibles, net	195		390			3,649
Goodwill	1,025		1,025			4,448
Total assets	20,249		24,249			48,409
Current liabilities
Accounts payable and accrued liabilities	3,427		2,919			2,194
Current portion of debt	2,620		965			515
Current portion of lease liability	542		550			702
Current portion of acquisition liability	306		306			306
Other current liabilities			231
Total current liabilities	6,895		4,971			3,717
Lease liability, net of current portion	694		964			1,482
Debt, net of current portion	10,638		11,874			13,169
Acquisition liability	77		179			459
Fair value of stock option liability						25
Deferred tax liability, net	617		796			601
Total liabilities	18,921		18,784			19,453
Commitments and contingencies (Note 8)
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 9,000,000 shares authorized; 5,422,014 and 1,051,098 shares issued and outstanding, as of June 30, 2023 and December 31, 2022, respectively	26		21			13
Additional paid-in capital	55,434		50,000			43,387
Accumulated deficit	(54,132)		(44,556)			(14,444)
Total shareholders' equity	1,328	$ 1,441	5,465	$ 22,347	$ 26,824	28,956	$ 19,209
Total liabilities and shareholders' equity	$ 20,249		$ 24,249			$ 48,409